Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases
Maturity of lease liabilities

Future minimum lease payments under non-cancellable leases as of September 30, 2023 were as follows (in thousands):

2023	$98
2024	397
2025	101
Total	$596
Less: Interest	(47)
Present value of lease liability	$549

Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

2023	$391
2024	397
2025	101
Total	$889
Less: Interest	(104)
Present value of lease liability	$785